Inventories	6 Months Ended
Jun. 30, 2022
Inventories
Inventories

4. Inventories

Inventories consist of the following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Investigational products	27,237	—	—

In April 2021, the Group entered into a master clinical supply agreement with AbbVie. Inc for the supply of investigational products for use in the clinical trials. For the year ended December 31, 2021, the Group recognized revenue of RMB47,911 for the products delivered to AbbVie. Inc. The inventories balance as of December 31, 2021 represented the investigational products that have been produced by the contract manufacturer and transferred control to the Group. For the six months ended June 30, 2021 and 2022, the Group recognized revenue of nil and RMB28,102 for the products delivered to AbbVie. Inc, respectively.